Lease (Details) - Schedule of operating lease arrangements - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Operating lease right-of-use assets	$ 1,382,695	$ 1,471,899
LIABILITIES
Operating lease liabilities (current)	349,008	347,100	$ 316,178
Operating lease liabilities (noncurrent)	$ 1,033,686	$ 1,124,799	$ 1,456,567